FINANCIAL INSTRUMENTS (Details 9) - Cash flow hedges [member] - Currency risk [member] R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Designated amounts	R$ 7,943,418
Amortized part	(2,877,563)
Impact on Shareholders' equity	(8,970,450)
Effect on Result	R$ (241,400)
Bonds And Export Prepayments In US$ To Third Parties [Member]
IfrsStatementLineItems [Line Items]
Designation date	07/31/2019
Hedging instrument	Bonds and Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	January 2020 - April 2026
Exchange rate on designation	3.7649
Designated amounts	R$ 1,342,761
Amortized part	(871,761)
Impact on Shareholders' equity	R$ (1,143,305)
Bond [Member]
IfrsStatementLineItems [Line Items]
Designation date	01/10/2020
Hedging instrument	Bonds
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	March 2020 to November 2025 until December 2050
Exchange rate on designation	4.0745
Designated amounts	R$ 1,416,000
Amortized part	(1,404,021)
Impact on Shareholders' equity	R$ (1,348,422)
Bond One [Member]
IfrsStatementLineItems [Line Items]
Designation date	01/28/2020
Hedging instrument	Bonds
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	March 2027 - January 2028
Exchange rate on designation	4.2064
Designated amounts	R$ 1,000,000
Impact on Shareholders' equity	R$ (1,985,900)
Bonds And Export Prepayments In US$ To Third Parties One [Member]
IfrsStatementLineItems [Line Items]
Designation date	06/01/2022
Hedging instrument	Bonds and Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	June 2022 - April 2032
Exchange rate on designation	4.7289
Designated amounts	R$ 1,145,300
Amortized part	(237,210)
Impact on Shareholders' equity	(1,328,899)
Effect on Result	R$ (121,533)
Bond Two [Member]
IfrsStatementLineItems [Line Items]
Designation date	12/1/2022
Hedging instrument	Bonds
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	December 2022 - June 2031
Exchange rate on designation	5.0360
Designated amounts	R$ 490,000
Amortized part	(37,000)
Impact on Shareholders' equity	R$ (523,804)
Advance On Foreign Exchange Contract [Member]
IfrsStatementLineItems [Line Items]
Designation date	12/01/2022
Hedging instrument	Advance on foreign exchange contract
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	December 2022 - December 2025
Exchange rate on designation	5.2565
Designated amounts	R$ 100,000
Impact on Shareholders' equity	R$ (93,580)
Export Prepayments In US$ With Third Parties, ACC And Bonds [Member]
IfrsStatementLineItems [Line Items]
Designation date	05/16/2024
Hedging instrument	Export Prepayments in US$ with third parties, ACC and Bonds
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	September 2024 - March 2035
Exchange rate on designation	5.1270
Designated amounts	R$ 1,202,000
Amortized part	(119,761)
Impact on Shareholders' equity	(1,153,260)
Effect on Result	R$ (103,407)
Advance On Foreign Exchange Contract One [Member]
IfrsStatementLineItems [Line Items]
Designation date	06/06/2024
Hedging instrument	Advance on foreign exchange contract
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	June 2024 - February 2025
Exchange rate on designation	5.2700
Designated amounts	R$ 30,000
Impact on Shareholders' equity	R$ (27,669)
Advance On Foreign Exchange Contract Two [Member]
IfrsStatementLineItems [Line Items]
Designation date	06/25/2024
Hedging instrument	Advance on foreign exchange contract
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	June 2024 - February 2025
Exchange rate on designation	5.4405
Designated amounts	R$ 10,000
Impact on Shareholders' equity	R$ (7,518)
Advance On Foreign Exchange Contract Three [Member]
IfrsStatementLineItems [Line Items]
Designation date	12/01/2022
Hedging instrument	Advance on foreign exchange contract
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	December 2022 - January 2024
Exchange rate on designation	5.2660
Designated amounts	R$ 50,000
Amortized part	(50,000)
Effect on Result	R$ 17,240
Export Prepayments In US$ To Third Parties [Member]
IfrsStatementLineItems [Line Items]
Designation date	06/01/2022
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	June 2022 - May 2033
Exchange rate on designation	4.7289
Designated amounts	R$ 878,640
Amortized part	(157,810)
Impact on Shareholders' equity	(1,054,796)
Effect on Result	R$ (33,700)
Export Prepayments In US$ To Third Parties One [Member]
IfrsStatementLineItems [Line Items]
Designation date	12/01/2022
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	December 2022 - June 2027
Exchange rate on designation	5.0360
Designated amounts	R$ 70,000
Impact on Shareholders' equity	R$ (80,951)
Export Prepayments In US$ To Third Parties Two [Member]
IfrsStatementLineItems [Line Items]
Designation date	05/16/2024
Hedging instrument	Export prepayments in US$ to third parties
Hedged item	Part of the highly probable future monthly iron ore exports
Type of hedged risk	Foreign exchange - R$ vs. US$ spot rate
Hedged period	August 2025 - March 2035
Exchange rate on designation	5.1270
Designated amounts	R$ 208,717
Impact on Shareholders' equity	R$ (222,346)